Condensed Statement of Changes in Stockholders Deficit (USD $)	Preferred Stock - Series A	Common Stock - Class A	Common Stock - Class B	Common Stock - Class A Shares To be issued	Additional Paid-In Capital	Deferred Compensation	Deficit Accumulated during Development Stage	Total
Beginning Balance, Amount at Apr. 24, 2006	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Apr. 24, 2006	0	0	0	0
Stock issued to founder, Shares		332,292,000
Stock issued to founder, Amount		180						180
Stock issued for services, Shares		18,200,000
Stock issued for services, Amount		145,600						145,600
Stock contributed by shareholder		(11,666,500)
Stock issued for cash, Shares		8,000
Stock issued for cash, Amount		400						400
Fair value of warrants issued					126,435			126,435
Net Loss							(530,321)	(530,321)
Ending Balance, Amount at Dec. 31, 2006	0	146,180	0	0	126,435	0	(530,321)	(257,706)
Ending Balance, Shares at Dec. 31, 2006	0	338,833,500	0	0
Stock issued for services, Shares		2,600,000
Stock issued for services, Amount		22,000						22,000
Stock issued for cash, Shares		129,790,000
Stock issued for cash, Amount		526,495						526,495
Stock issued in connection to cash offering, Shares		28,125,000
Stock issued in connection to cash offering, Amount		84,375			(84,375)			0
Net Loss							(472,986)	(472,986)
Ending Balance, Amount at Dec. 31, 2007	0	779,050	0	0	42,060	0	(1,003,307)	(182,197)
Ending Balance, Shares at Dec. 31, 2007	0	499,348,500	0	0
Stock issued for services, Shares				400,000
Stock issued for services, Amount				4,000				4,000
Net Loss							(1,721,156)	(1,721,156)
Ending Balance, Amount at Dec. 31, 2008	0	779,050	0	4,000	42,060	0	(2,724,463)	(1,899,353)
Ending Balance, Shares at Dec. 31, 2008	0	499,348,500	0	400,000
Stock issued for services, Shares		280,000		10,722,311
Stock issued for services, Amount		14,000		218,000		(103,333)		128,667
Stock issued for cash, Shares		2,866,599
Stock issued for cash, Amount		28,000						28,000
Net Loss							(1,432,091)	(1,432,091)
Ending Balance, Amount at Dec. 31, 2009	0	821,050	0	222,000	42,060	(103,333)	(4,156,554)	(3,174,777)
Ending Balance, Shares at Dec. 31, 2009	0	502,495,099	0	11,122,311
Stock issued for services, Shares		19,293,415
Stock issued for services, Amount		414,400				(5,000)		409,400
Warrants issued for services					168,000	(168,000)		0
Stock issued in connection with convertible note conversion, Shares		6,548,620
Stock issued in connection with convertible note conversion, Amount		115,000						115,000
Stock issued for cash, Shares		20,849,768		(10,000,000)
Stock issued for cash, Amount		473,632		(200,000)				273,632
Exercise of warrants in exchange for stock		5,177,801
Exercise of warrants in exchange for stock		10,000			677,908			687,908
Deferred compensation realized						250,333		250,333
Forgiveness of accrued payable to related party					499,412			499,412
Forgiveness of derivative liability to related party					2,102,795			2,102,795
Net Loss							(1,782,888)	(1,782,888)
Ending Balance, Amount at Dec. 31, 2010	0	1,834,082	0	22,000	3,490,175	(26,000)	(5,939,442)	(619,185)
Ending Balance, Shares at Dec. 31, 2010	0	554,364,703	0	1,122,311
Stock issued for services, Shares		2,029,412
Stock issued for services, Amount		140,000						140,000
Stock issued for license, Shares		2,200,000
Stock issued for license, Amount		242,000						242,000
Stock issued in connection with convertible note conversion, Amount								0
Stock issued for cash, Shares		9,204,111
Stock issued for cash, Amount		600,000						600,000
Exercise of warrants in exchange for stock		19,767,985
Exercise of warrants in exchange for stock		2,569,838			(2,569,838)			0
Deferred compensation realized						26,000		26,000
Net Loss							(1,295,310)	(1,295,310)
Ending Balance, Amount at Dec. 31, 2011	0	5,385,920	0	22,000	920,337	0	(7,234,752)	(906,495)
Ending Balance, Shares at Dec. 31, 2011	0	587,566,211	0	1,122,311
Stock issued for services, Shares		7,500,000
Stock issued for services, Amount		550,000						550,000
Warrants issued for services					400,000			400,000
Stock issued in connection with convertible note conversion, Amount								0
Stock issued for cash, Shares		9,049,427
Stock issued for cash, Amount		425,000						425,000
Deferred compensation realized								0
Net Loss							(1,602,921)	(1,602,921)
Ending Balance, Amount at Dec. 31, 2012	0	6,360,920		22,000	1,320,337		(8,837,673)	(1,134,416)
Ending Balance, Shares at Dec. 31, 2012	0	604,115,638		1,122,311
Warrants issued for services					736,816			736,816
Stock issued in connection with convertible note conversion, Amount								0
Stock issued for cash, Shares		21,269,214
Stock issued for cash, Amount		1,050,000						1,050,000
Exercise of warrants in exchange for stock		9,857,142
Exercise of warrants in exchange for stock		400,000			(400,000)
Deferred compensation realized								0
Preferred Stock issued for settlement of accrued payroll - related party, shares	2							2
Preferred Stock issued for settlement of accrued payroll - related party, amount	5,217,800							5,217,800
Grant 8,000,000 warrants for services, net of M2M adjustment for unvested warrants					396,083			396,083
Net Loss							(7,467,685)	(7,467,685)
Ending Balance, Amount at Dec. 31, 2013	$ 5,217,800	$ 7,810,920	$ 0	$ 22,000	$ 2,053,236	$ 0	$ (16,305,358)	$ (1,201,402)
Ending Balance, Shares at Dec. 31, 2013	2	635,241,994	0	1,122,311